Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases	Future minimum payments under all of our non-cancelable operating leases are as follows as of December 31, 2015:

2016	$3,519
2017	3,084
2018	1,720
2019	1,096
2020	709
Thereafter	8,601

$18,729